PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Construction in progress	Mining properties	Plant and equipment	Total
Cost
Balance, January 1, 2016	$7.9	$2,133.6	$1,821.3	$3,962.8
Additions	34.9	172.1	87.3	294.3
Changes in asset retirement obligations	—	11.7	—	11.7
Disposals	—	—	(42.6)	(42.6)
Transfers within Property, plant and equipment	(40.0)	19.1	20.9	—
Balance, December 31, 2016	2.8	2,336.5	1,886.9	4,226.2
Additions	20.9	128.3	83.1	232.3
Changes in asset retirement obligations	—	4.6	—	4.6
Disposals	—	(0.2)	(31.2)	(31.4)
Transfers within Property, plant and equipment	(16.6)	16.9	(0.3)	—
Balance, December 31, 2017	$7.1	$2,486.1	$1,938.5	$4,431.7

	Construction in progress	Mining properties	Plant and equipment	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2016	$3.5	$1,383.0	$722.5	$2,109.0
Depreciation expense[1]	—	98.5	187.5	286.0
Disposals	—	—	(37.0)	(37.0)
Transfers within Property, plant and equipment	(3.5)	—	3.5	—
Balance, December 31, 2016	—	1,481.5	876.5	2,358.0
Depreciation expense[1]	—	111.8	173.9	285.7
Disposals	—	—	(28.1)	(28.1)
Reversal of impairment charges[2]	—	(124.1)	—	(124.1)
Balance, December 31, 2017	$—	$1,469.2	$1,022.3	$2,491.5
Carrying amount, December 31, 2016	$2.8	$855.0	$1,010.4	$1,868.2
Carrying amount, December 31, 2017	$7.1	$1,016.9	$916.2	$1,940.2

1	Excludes depreciation expense related to Corporate assets, which is included in General and administrative expenses.

2	Note 34.
In 2017, borrowing costs attributable to qualifying assets associated with the Essakane, Rosebel and Westwood mines capitalized totaled $22.4 million (2016 - $18.6 million) at a weighted average interest rate of 7.16% (2016 - 6.99%).
As at December 31, 2017, mining properties included capitalized stripping costs of $224.7 million (2016 - $214.8 million). Stripping costs of $57.3 million were capitalized during 2017 (2016 - $75.7 million), and $47.4 million were depreciated during 2017 (2016 - $42.5 million).
As at December 31, 2017, the carrying amount of plant and equipment included $0.2 million (December 31, 2016 - $0.2 million) of equipment held under finance leases.